John Hancock
Investors Trust
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 24.3% (14.5% of Total investments)				$30,975,977
(Cost $30,970,993)
U.S. Government 15.4%				19,579,815
U.S. Treasury
Note (A)(B)	0.250	05-15-24	9,500,000	9,364,913
Note (A)(B)	0.375	04-15-24	5,500,000	5,444,785
Note (A)(B)	0.500	03-31-25	5,000,000	4,770,117
U.S. Government Agency 8.9%				11,396,162
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04-01-53	328,074	327,246
30 Yr Pass Thru	5.000	04-01-53	1,070,693	1,059,861
30 Yr Pass Thru	5.000	08-01-53	538,916	539,021
30 Yr Pass Thru	5.500	06-01-53	336,784	341,032
30 Yr Pass Thru	5.500	06-01-53	346,142	350,724
30 Yr Pass Thru	5.500	07-01-53	333,602	336,297
30 Yr Pass Thru	6.000	05-01-53	918,488	943,121
30 Yr Pass Thru	6.000	07-01-53	323,111	331,777
30 Yr Pass Thru	6.000	07-01-53	917,606	937,915
30 Yr Pass Thru	6.000	08-01-53	914,034	933,978
30 Yr Pass Thru	6.000	09-01-53	318,239	326,177
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52	324,034	313,887
30 Yr Pass Thru	4.500	10-01-52	563,555	545,908
30 Yr Pass Thru	5.000	09-01-52	1,077,976	1,075,156
30 Yr Pass Thru	5.000	10-01-52	1,101,499	1,090,356
30 Yr Pass Thru	5.500	04-01-53	334,715	339,146
30 Yr Pass Thru	5.500	07-01-53	326,226	330,391
30 Yr Pass Thru	6.000	07-01-53	913,726	939,944

30 Yr Pass Thru	6.000	09-01-53	326,738	334,225
Corporate bonds 124.4% (74.3% of Total investments)				$158,409,191
(Cost $162,598,944)
Communication services 15.5%				19,764,685
Diversified telecommunication services 2.8%
Connect Finco SARL (B)(C)	6.750	10-01-26	1,110,000	1,084,839
GCI LLC (B)(C)	4.750	10-15-28	820,000	751,719
Iliad Holding SASU (B)(C)	6.500	10-15-26	800,000	784,206
Level 3 Financing, Inc. (C)	4.625	09-15-27	428,000	222,560
Total Play Telecomunicaciones SA de CV (C)	7.500	11-12-25	1,210,000	704,154
Entertainment 0.9%
AMC Entertainment Holdings, Inc. (A)(B)(C)	7.500	02-15-29	975,000	623,998
Cinemark USA, Inc. (C)	8.750	05-01-25	570,000	575,027
Interactive media and services 1.3%
Arches Buyer, Inc. (C)	6.125	12-01-28	310,000	267,781
Cars.com, Inc. (B)(C)	6.375	11-01-28	644,000	628,750
Match Group Holdings II LLC (C)	5.625	02-15-29	750,000	729,338
Media 8.2%
Altice Financing SA (C)	5.000	01-15-28	510,000	458,303
Altice Financing SA (C)	5.750	08-15-29	400,000	348,591
Altice France Holding SA (C)	10.500	05-15-27	600,000	344,784
Altice France SA (B)(C)	5.500	10-15-29	625,000	460,478
Altice France SA (B)(C)	8.125	02-01-27	712,000	636,392
CCO Holdings LLC (B)(C)	6.375	09-01-29	1,728,000	1,682,488
CCO Holdings LLC (B)(C)	7.375	03-01-31	418,000	422,441
2	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
CSC Holdings LLC (B)(C)	5.500	04-15-27	575,000	$516,629
CSC Holdings LLC (B)(C)	11.750	01-31-29	308,000	312,845
DISH Network Corp. (B)(C)	11.750	11-15-27	820,000	855,839
iHeartCommunications, Inc. (A)(B)	8.375	05-01-27	1,200,000	743,383
LCPR Senior Secured Financing DAC (C)	6.750	10-15-27	945,000	910,282
News Corp. (C)	5.125	02-15-32	625,000	587,321
Sabre GLBL, Inc. (B)(C)	8.625	06-01-27	572,000	534,820
Stagwell Global LLC (B)(C)	5.625	08-15-29	771,000	705,511
Townsquare Media, Inc. (B)(C)	6.875	02-01-26	970,000	949,455
Wireless telecommunication services 2.3%
SoftBank Group Corp.	5.125	09-19-27	800,000	763,504
Sprint LLC (B)	7.125	06-15-24	2,150,000	2,159,247
Consumer discretionary 20.4%				25,941,518
Automobile components 1.4%
Clarios Global LP (B)(C)	6.750	05-15-28	511,000	517,781
The Goodyear Tire & Rubber Company (A)(B)	5.000	07-15-29	289,000	271,241
The Goodyear Tire & Rubber Company (B)	5.250	04-30-31	505,000	459,538
ZF North America Capital, Inc. (C)	6.875	04-14-28	586,000	603,637
Automobiles 2.8%
Ford Motor Credit Company LLC	6.950	03-06-26	1,000,000	1,022,451
Ford Motor Credit Company LLC	6.950	06-10-26	439,000	450,437
Ford Motor Credit Company LLC	7.350	03-06-30	407,000	435,798
General Motors Company (B)	6.750	04-01-46	1,500,000	1,621,170
Broadline retail 2.4%
Liberty Interactive LLC	8.250	02-01-30	914,000	481,893
Macy’s Retail Holdings LLC (A)(B)(C)	5.875	04-01-29	475,000	460,750
Nordstrom, Inc. (B)	4.250	08-01-31	500,000	415,198
Nordstrom, Inc. (B)	5.000	01-15-44	900,000	651,356
QVC, Inc. (B)	5.950	03-15-43	1,000,000	592,500
Wand Newco 3, Inc. (B)(C)	7.625	01-30-32	428,000	442,038
Diversified consumer services 2.3%
Garda World Security Corp. (B)(C)	4.625	02-15-27	750,000	708,750
Sotheby’s (B)(C)	7.375	10-15-27	1,450,000	1,393,482
Stena International SA (C)	6.125	02-01-25	800,000	800,000
Hotels, restaurants and leisure 9.6%
Affinity Interactive (B)(C)	6.875	12-15-27	703,000	636,177
Allwyn Entertainment Financing UK PLC (C)	7.875	04-30-29	667,000	684,676
Caesars Entertainment, Inc. (B)(C)	7.000	02-15-30	1,259,000	1,293,810
Carnival Corp. (B)(C)	6.000	05-01-29	673,000	651,852
Carnival Corp. (A)(B)(C)	7.000	08-15-29	111,000	115,431
Carnival Corp. (B)(C)	7.625	03-01-26	750,000	761,834
Carnival Holdings Bermuda, Ltd. (B)(C)	10.375	05-01-28	715,000	782,182
CEC Entertainment LLC (B)(C)	6.750	05-01-26	830,000	824,538
Full House Resorts, Inc. (A)(B)(C)	8.250	02-15-28	546,000	517,570
Hilton Grand Vacations Borrower Escrow LLC (C)	6.625	01-15-32	449,000	449,946
International Game Technology PLC (C)	6.250	01-15-27	2,119,000	2,131,525
Jacobs Entertainment, Inc. (B)(C)	6.750	02-15-29	255,000	241,949
Mohegan Tribal Gaming Authority (B)(C)	8.000	02-01-26	535,000	502,419
New Red Finance, Inc. (B)(C)	4.375	01-15-28	935,000	889,306
Royal Caribbean Cruises, Ltd. (A)(B)(C)	9.250	01-15-29	820,000	880,782
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	180,000	168,058
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc.	5.375	04-01-32	700,000	$680,781
Household durables 1.1%
KB Home	7.250	07-15-30	225,000	231,237
Newell Brands, Inc.	6.375	09-15-27	1,142,000	1,121,682
Specialty retail 0.8%
Asbury Automotive Group, Inc. (A)(B)(C)	4.625	11-15-29	160,000	147,406
Asbury Automotive Group, Inc. (B)(C)	5.000	02-15-32	450,000	406,712
Lithia Motors, Inc. (C)	3.875	06-01-29	550,000	493,625
Consumer staples 1.9%				2,410,050
Food products 1.2%
Darling Ingredients, Inc. (C)	6.000	06-15-30	60,000	59,630
Fiesta Purchaser, Inc. (C)	7.875	03-01-31	87,000	87,000
JBS USA LUX SA (B)	5.750	04-01-33	840,000	831,649
Post Holdings, Inc. (B)(C)	5.625	01-15-28	510,000	501,892
Household products 0.7%
Edgewell Personal Care Company (C)	5.500	06-01-28	950,000	929,879
Energy 18.5%				23,530,036
Energy equipment and services 1.5%
CSI Compressco LP (B)(C)	7.500	04-01-25	500,000	500,000
CSI Compressco LP (B)(C)	7.500	04-01-25	380,000	380,000
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (C)	10.000	04-01-26	481,308	503,569
Kodiak Gas Services LLC (C)	7.250	02-15-29	176,000	178,105
USA Compression Partners LP (B)	6.875	09-01-27	293,000	292,795
Oil, gas and consumable fuels 17.0%
Antero Midstream Partners LP (C)	5.375	06-15-29	425,000	408,039
Antero Resources Corp. (C)	7.625	02-01-29	310,000	319,192
Bapco Energies BSCC (C)	7.500	10-25-27	1,155,000	1,205,679
Cenovus Energy, Inc. (B)	6.750	11-15-39	115,000	126,772
Cheniere Energy Partners LP	3.250	01-31-32	325,000	275,893
Cheniere Energy Partners LP	4.500	10-01-29	1,620,000	1,545,449
Delek Logistics Partners LP (B)(C)	7.125	06-01-28	535,000	509,764
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%) (B)	7.625	01-15-83	861,000	870,144
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)	8.500	01-15-84	1,369,000	1,463,591
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	1,285,000	1,242,146
EnLink Midstream LLC (C)	5.625	01-15-28	867,000	856,957
EQM Midstream Partners LP (C)	7.500	06-01-30	700,000	750,770
Genesis Energy LP (B)	8.250	01-15-29	651,000	669,238
HF Sinclair Corp. (B)(C)	5.000	02-01-28	105,000	101,904
Howard Midstream Energy Partners LLC (B)(C)	8.875	07-15-28	511,000	536,688
Kinetik Holdings LP (C)	6.625	12-15-28	214,000	216,931
MEG Energy Corp. (B)(C)	5.875	02-01-29	237,000	231,256
New Fortress Energy, Inc. (B)(C)	6.500	09-30-26	529,000	512,510
NuStar Logistics LP	6.000	06-01-26	659,000	657,484
Occidental Petroleum Corp.	5.500	12-01-25	450,000	451,645
Occidental Petroleum Corp.	6.625	09-01-30	340,000	361,726
Parkland Corp. (C)	5.875	07-15-27	1,150,000	1,140,985
Petroleos Mexicanos	6.700	02-16-32	632,000	516,016
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27	1,000,000	1,002,597
4	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sitio Royalties Operating Partnership LP (B)(C)	7.875	11-01-28	258,000	$264,573
Southwestern Energy Company	8.375	09-15-28	1,570,000	1,631,601
Sunoco LP	4.500	04-30-30	374,000	345,699
Sunoco LP	6.000	04-15-27	436,000	436,081
Talos Production, Inc. (B)	12.000	01-15-26	660,000	680,460
Venture Global Calcasieu Pass LLC (C)	6.250	01-15-30	520,000	520,413
Venture Global LNG, Inc. (B)(C)	9.500	02-01-29	1,207,000	1,281,881
Viper Energy, Inc. (C)	7.375	11-01-31	524,000	541,483
Financials 27.9%				35,476,049
Banks 17.6%
Bank of America Corp. (6.100% to 3-17-25, then 3 month CME Term SOFR + 4.160%) (B)(D)	6.100	03-17-25	2,760,000	2,758,294
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	2,200,000	2,128,085
BNP Paribas SA (6.625% to 3-25-24, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.149%) (C)(D)	6.625	03-25-24	1,063,000	1,061,410
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(D)	9.250	11-17-27	400,000	426,034
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (D)	5.650	10-06-25	1,000,000	975,603
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (B)	5.982	01-30-30	648,000	646,057
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (B)(C)(D)	8.125	12-23-25	1,495,000	1,532,375
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%) (B)	5.631	01-29-32	523,000	527,919
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR Compounded Index + 2.192%) (B)	6.361	10-27-28	465,000	480,159
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (A)(B)(D)	6.500	04-16-25	1,135,000	1,109,652
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month CME Term SOFR + 4.042%) (B)(D)	9.348	05-01-24	3,500,000	3,526,968
Popular, Inc.	7.250	03-13-28	620,000	642,940
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (B)(C)(D)	10.000	11-14-28	603,000	643,339
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)	6.000	05-15-27	1,365,000	1,304,763
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)(D)	6.250	03-15-30	537,000	510,092
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)	8.125	10-31-82	1,600,000	1,661,806
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%) (B)	5.711	01-24-35	841,000	855,178
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (B)(D)	5.875	06-15-25	1,565,000	1,555,211
Capital markets 0.9%
Brookfield Capital Finance LLC (B)	6.087	06-14-33	641,000	673,894
GTCR W-2 Merger Sub LLC (C)	7.500	01-15-31	419,000	435,266
Consumer finance 3.0%
Ally Financial, Inc. (A)(B)	5.800	05-01-25	2,000,000	2,006,986
Ally Financial, Inc. (B)	7.100	11-15-27	910,000	956,943
OneMain Finance Corp.	9.000	01-15-29	444,000	467,647
World Acceptance Corp. (C)	7.000	11-01-26	472,000	436,273
Financial services 1.3%
Block, Inc. (A)(B)	3.500	06-01-31	325,000	279,979
Macquarie Airfinance Holdings, Ltd. (C)	8.125	03-30-29	353,000	366,262
Macquarie Airfinance Holdings, Ltd. (C)	8.375	05-01-28	379,000	398,121
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Nationstar Mortgage Holdings, Inc. (B)(C)	6.000	01-15-27	600,000	$588,313
Insurance 5.1%
Acrisure LLC (C)	8.250	02-01-29	266,000	266,682
Alliant Holdings Intermediate LLC (B)(C)	6.750	04-15-28	766,000	773,071
Alliant Holdings Intermediate LLC (B)(C)	7.000	01-15-31	581,000	587,159
Athene Holding, Ltd. (B)	6.150	04-03-30	686,000	708,879
Athene Holding, Ltd. (B)	6.650	02-01-33	620,000	662,864
HUB International, Ltd. (B)(C)	7.250	06-15-30	634,000	652,175
HUB International, Ltd. (B)(C)	7.375	01-31-32	321,000	328,735
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%) (B)	3.700	10-01-50	2,100,000	1,846,181
SBL Holdings, Inc. (B)(C)	5.000	02-18-31	587,000	483,874
USI, Inc. (C)	7.500	01-15-32	208,000	210,860
Health care 5.1%				6,527,562
Health care equipment and supplies 0.6%
Varex Imaging Corp. (B)(C)	7.875	10-15-27	715,000	726,519
Health care providers and services 3.8%
Centene Corp.	4.625	12-15-29	400,000	382,863
DaVita, Inc. (B)(C)	3.750	02-15-31	440,000	362,731
Encompass Health Corp. (B)	4.750	02-01-30	600,000	562,719
HCA, Inc. (B)	5.500	06-15-47	1,760,000	1,697,627
HealthEquity, Inc. (B)(C)	4.500	10-01-29	810,000	756,256
Tenet Healthcare Corp. (B)	5.125	11-01-27	567,000	550,566
Tenet Healthcare Corp. (A)(B)	6.125	10-01-28	600,000	597,792
Pharmaceuticals 0.7%
Bausch Health Companies, Inc. (A)(B)(C)	9.000	01-30-28	86,000	83,420
Bausch Health Companies, Inc. (C)	11.000	09-30-28	153,000	104,086
Bausch Health Companies, Inc. (C)	14.000	10-15-30	30,000	16,771
Organon & Company (C)	4.125	04-30-28	750,000	686,212
Industrials 14.3%				18,227,438
Aerospace and defense 1.9%
Bombardier, Inc. (B)(C)	7.875	04-15-27	1,040,000	1,038,669
TransDigm, Inc. (B)(C)	6.750	08-15-28	967,000	982,823
TransDigm, Inc. (B)(C)	7.125	12-01-31	350,000	364,797
Commercial services and supplies 2.2%
Allied Universal Holdco LLC (B)(C)	6.625	07-15-26	532,000	524,214
APX Group, Inc. (C)	6.750	02-15-27	373,000	372,990
Cimpress PLC	7.000	06-15-26	725,000	714,125
Clean Harbors, Inc. (C)	6.375	02-01-31	459,000	464,995
GFL Environmental, Inc. (B)(C)	6.750	01-15-31	368,000	376,382
VT Topco, Inc. (B)(C)	8.500	08-15-30	298,000	311,431
Construction and engineering 1.5%
AECOM	5.125	03-15-27	900,000	884,654
Global Infrastructure Solutions, Inc. (B)(C)	5.625	06-01-29	650,000	587,180
MasTec, Inc. (A)(B)(C)	4.500	08-15-28	450,000	422,041
Electrical equipment 1.1%
Emerald Debt Merger Sub LLC (C)	6.625	12-15-30	832,000	840,378
Vertiv Group Corp. (C)	4.125	11-15-28	564,000	523,361
Ground transportation 2.5%
Uber Technologies, Inc. (A)(B)(C)	6.250	01-15-28	1,165,000	1,171,524
6	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Ground transportation (continued)
Uber Technologies, Inc. (B)(C)	7.500	09-15-27		600,000	$613,027
Uber Technologies, Inc. (B)(C)	8.000	11-01-26		1,350,000	1,374,592
Machinery 0.4%
TK Elevator U.S. Newco, Inc. (B)(C)	5.250	07-15-27		600,000	578,528
Passenger airlines 2.0%
American Airlines 2013-1 Class A Pass Through Trust (B)	4.000	01-15-27		313,172	301,334
American Airlines 2016-3 Class B Pass Through Trust	3.750	04-15-27		234,849	222,916
Delta Air Lines, Inc.	7.375	01-15-26		700,000	724,731
United Airlines 2020-1 Class A Pass Through Trust (B)	5.875	10-15-27		293,496	296,032
United Airlines 2020-1 Class B Pass Through Trust (B)	4.875	01-15-26		1,112,556	1,086,684
Professional services 1.1%
Concentrix Corp. (B)	6.850	08-02-33		761,000	773,052
TriNet Group, Inc. (C)	7.125	08-15-31		598,000	610,632
Trading companies and distributors 1.6%
Beacon Roofing Supply, Inc. (C)	6.500	08-01-30		400,000	405,860
Boise Cascade Company (C)	4.875	07-01-30		625,000	579,658
United Rentals North America, Inc.	4.000	07-15-30		581,000	531,275
WESCO Distribution, Inc. (C)	7.250	06-15-28		535,000	549,553
Information technology 6.6%					8,457,099
Communications equipment 0.1%
CommScope, Inc. (A)(B)(C)	6.000	03-01-26		229,000	198,355
IT services 1.1%
Sixsigma Networks Mexico SA de CV (C)	7.500	05-02-25		725,000	682,631
Virtusa Corp. (C)	7.125	12-15-28		786,000	689,258
Semiconductors and semiconductor equipment 1.0%
ON Semiconductor Corp. (C)	3.875	09-01-28		714,000	652,460
Qorvo, Inc. (C)	3.375	04-01-31		700,000	600,766
Software 2.3%
Consensus Cloud Solutions, Inc. (A)(B)(C)	6.000	10-15-26		405,000	383,658
Consensus Cloud Solutions, Inc. (A)(B)(C)	6.500	10-15-28		960,000	862,220
NCR Voyix Corp. (B)(C)	5.125	04-15-29		150,000	140,344
NCR Voyix Corp. (B)(C)	5.250	10-01-30		535,000	492,276
Open Text Corp. (C)	6.900	12-01-27		616,000	639,026
UKG, Inc. (C)	6.875	02-01-31		375,000	379,219
Technology hardware, storage and peripherals 2.1%
Dell International LLC (B)	8.350	07-15-46		319,000	416,069
Seagate HDD Cayman	5.750	12-01-34		939,000	910,013
Seagate HDD Cayman (A)(B)(C)	8.250	12-15-29		168,000	180,882
Xerox Holdings Corp. (C)	5.500	08-15-28		1,350,000	1,229,922
Materials 5.6%					7,143,912
Chemicals 1.0%
Ashland, Inc. (B)	6.875	05-15-43		845,000	832,523
Braskem Idesa SAPI (C)	6.990	02-20-32		340,000	221,771
SCIL IV LLC (B)(C)	5.375	11-01-26		310,000	301,347
Containers and packaging 3.6%
Ardagh Packaging Finance PLC (A)(B)(C)	5.250	08-15-27		600,000	448,489
Ball Corp.	6.000	06-15-29		322,000	324,822
Ball Corp.	6.875	03-15-28		581,000	599,981
Berry Global, Inc. (A)(B)(C)	5.625	07-15-27		622,000	616,662
OI European Group BV (C)	6.250	05-15-28	EUR	145,000	162,970
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Owens-Brockway Glass Container, Inc. (A)(B)(C)	6.625	05-13-27	581,000	$578,503
Sealed Air Corp. (C)	6.125	02-01-28	430,000	431,524
Sealed Air Corp. (C)	6.875	07-15-33	487,000	508,143
Trivium Packaging Finance BV (B)(C)	5.500	08-15-26	900,000	878,626
Metals and mining 1.0%
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	743,000	672,779
Novelis Corp. (C)	4.750	01-30-30	610,000	565,772
Real estate 3.9%				4,962,115
Health care REITs 1.0%
Diversified Healthcare Trust (C)(E)	9.175	01-15-26	736,000	618,240
Diversified Healthcare Trust	9.750	06-15-25	620,000	617,159
Real estate management and development 0.3%
Greystar Real Estate Partners LLC (C)	7.750	09-01-30	347,000	364,721
Specialized REITs 2.6%
GLP Capital LP	5.375	04-15-26	815,000	812,234
Outfront Media Capital LLC (C)	7.375	02-15-31	209,000	218,942
Uniti Group LP (B)(C)	10.500	02-15-28	581,000	591,430
VICI Properties LP (C)	4.250	12-01-26	1,100,000	1,059,027
VICI Properties LP (C)	4.625	12-01-29	350,000	331,212
VICI Properties LP (C)	5.750	02-01-27	350,000	349,150
Utilities 4.7%				5,968,727
Electric utilities 2.5%
Alexander Funding Trust II (B)(C)	7.467	07-31-28	521,000	550,137
NRG Energy, Inc.	6.625	01-15-27	336,000	336,883
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)(D)	10.250	03-15-28	421,000	443,700
Vistra Operations Company LLC (C)	5.500	09-01-26	900,000	891,763
Vistra Operations Company LLC (C)	5.625	02-15-27	1,000,000	985,059
Independent power and renewable electricity producers 2.2%
Calpine Corp. (C)	4.500	02-15-28	1,097,000	1,043,211
Clearway Energy Operating LLC (C)	4.750	03-15-28	650,000	618,867
Inversiones Latin America Power SpA (0.000% Cash and 11.500% PIK) (C)(F)	11.500	06-15-33	797,134	557,834

Talen Energy Supply LLC (C)	8.625	06-01-30	510,000	541,273
Convertible bonds 0.1% (0.1% of Total investments)				$142,697
(Cost $146,526)
Utilities 0.1%				142,697
Independent power and renewable electricity producers 0.1%

ILAP Holdings, Ltd. (0.000% Cash and 5.000% PIK) (C)(F)	5.000	06-15-33	531,461	142,697

Term loans (G) 4.4% (2.6% of Total investments)				$5,601,451
(Cost $5,762,891)
Communication services 1.2%				1,459,624
Diversified telecommunication services 0.5%
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B (1 month CME Term SOFR + 4.325%)	9.658	03-09-27	777,046	656,277
Interactive media and services 0.3%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.683	12-06-27	365,176	356,200
8	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 0.4%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month CME Term SOFR + 5.500%)	10.947	09-01-27	457,000	$447,147
Consumer discretionary 0.5%				587,748
Leisure products 0.5%
J&J Ventures Gaming LLC, Term Loan (H)	TBD	04-26-28	600,000	587,748
Health care 1.3%				1,707,562
Health care equipment and supplies 0.9%
Bausch + Lomb Corp., Term Loan (H)	TBD	05-10-27	1,260,000	1,229,848
Pharmaceuticals 0.4%
Bausch Health Americas, Inc., 2022 Term Loan B (1 month CME Term SOFR + 5.250%)	10.687	02-01-27	608,553	477,714
Industrials 1.1%				1,431,247
Commercial services and supplies 0.4%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (H)	TBD	05-12-28	569,000	561,535
Passenger airlines 0.7%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.329	04-20-28	850,000	869,712
Materials 0.3%				415,270
Chemicals 0.3%

Trinseo Materials Operating SCA, 2021 Term Loan B2 (3 month CME Term SOFR + 2.500%)	8.150	05-03-28	547,518	415,270

Collateralized mortgage obligations 0.1% (0.1% of Total investments)				$64,767
(Cost $103,663)
Commercial and residential 0.1%				58,302
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-37	1,556,673	16,370
Series 2007-4, Class ES IO	0.350	07-19-47	1,565,422	20,886
Series 2007-6, Class ES IO (C)	0.343	08-19-37	1,636,979	21,046
U.S. Government Agency 0.0%				6,465
Government National Mortgage Association
Series 2012-114, Class IO	0.623	01-16-53	413,559	6,465
Asset backed securities 6.7% (4.0% of Total investments)				$8,578,629
(Cost $8,483,906)
Asset backed securities 6.7%				8,578,629
Concord Music Royalties LLC
Series 2022-1A, Class A2 (C)	6.500	01-20-73	850,000	867,581
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	14,301	15,065
Cutwater, Ltd.
Series 2015-1A, Class AR (3 month CME Term SOFR + 1.482%) (C)(I)	6.796	01-15-29	91,440	91,486
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (C)	5.450	04-20-48	797,585	710,246
Elevation CLO, Ltd.
Series 2014-2A, Class A1R (3 month CME Term SOFR + 1.492%) (C)(I)	6.808	10-15-29	165,860	165,802
MVW LLC
Series 2022-1A, Class D (C)	7.350	11-21-39	623,343	601,226
Series 2023-1A, Class D (C)	8.830	10-20-40	674,197	679,579
Neighborly Issuer LLC
Series 2023-1A, Class A2 (C)	7.308	01-30-53	1,212,750	1,238,600
OFSI BSL VIII, Ltd.
Series 2017-1A, Class AR (3 month CME Term SOFR + 1.262%) (C)(I)	6.576	08-16-29	64,328	64,264
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SCF Equipment Leasing LLC
Series 2023-1A, Class A2 (C)	6.560	01-22-30	1,000,000	$1,007,672
Servpro Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	521,157	525,593
Sound Point CLO, Ltd.
Series 2013-2RA, Class A1 (3 month CME Term SOFR + 1.212%) (C)(I)	6.526	04-15-29	109,311	109,273
Symphony CLO XVII, Ltd.
Series 2016-17A, Class BR (3 month CME Term SOFR + 1.462%) (C)(I)	6.776	04-15-28	476,454	476,673
Wellfleet CLO, Ltd.
Series 2017-2A, Class A1R (3 month CME Term SOFR + 1.322%) (C)(I)	6.639	10-20-29	1,891,440	1,891,400
Westgate Resorts LLC
Series 2020-1A, Class C (C)	6.213	03-20-34	135,226	134,169

	Shares	Value
Common stocks 0.2% (0.1% of Total investments)		$211,600
(Cost $692,563)
Industrials 0.0%		0
Passenger airlines 0.0%
Global Aviation Holdings, Inc., Class A (F)(J)	82,159	0
Utilities 0.2%		211,600
Multi-utilities 0.2%

Algonquin Power & Utilities Corp.	10,000	211,600

Preferred securities 1.5% (0.9% of Total investments)		$1,984,595
(Cost $1,787,192)
Communication services 0.5%		723,321
Wireless telecommunication services 0.5%
U.S. Cellular Corp., 6.250% (B)	34,675	723,321
Energy 0.4%		495,396
Oil, gas and consumable fuels 0.4%
Energy Transfer LP, 7.600% (7.600% to 5-15-24, then 3 month LIBOR + 5.161%)	19,800	495,396
Utilities 0.6%		765,878
Multi-utilities 0.6%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%) (B)	22,000	544,940
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632% to 3-15-44, then 5 Year CMT + 4.632%) (B)	8,750	220,938

	Yield (%)	Shares	Value
Short-term investments 5.8% (3.4% of Total investments)			$7,296,040
(Cost $7,295,927)
Short-term funds 5.8%			7,296,040
John Hancock Collateral Trust (K)	5.3658(L)	729,495	7,296,040

Total investments (Cost $217,842,605) 167.5%	$213,264,947
Other assets and liabilities, net (67.5%)	(85,904,881)
Total net assets 100.0%	$127,360,066

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
10	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 1-31-24, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-24 was $110,097,705. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $26,386,513.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $101,188,312 or 79.5% of the fund’s net assets as of 1-31-24.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	Non-income producing security.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(L)	The rate shown is the annualized seven-day yield as of 1-31-24.
The fund had the following country composition as a percentage of total investments on 1-31-24:
United States	81.7%
Canada	5.6%
France	2.6%
Cayman Islands	1.9%
United Kingdom	1.7%
Luxembourg	1.6%
Netherlands	1.0%
Mexico	1.0%
Ireland	1.0%
Other countries	1.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	11

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	79,539	EUR	72,500	RBC	3/20/2024	$1,032	—
						$1,032	—
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	43,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$479,407	$479,407
Centrally cleared	22,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	339,313	339,313
Centrally cleared	13,000,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	23,948	23,948
								—	$842,668	$842,668

(a)	At 1-31-24, the overnight SOFR was 5.320%.

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
RBC	Royal Bank of Canada
SOFR	Secured Overnight Financing Rate
12	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$30,975,977	—	$30,975,977	—
Corporate bonds	158,409,191	—	157,851,357	$557,834
Convertible bonds	142,697	—	—	142,697
Term loans	5,601,451	—	5,601,451	—
Collateralized mortgage obligations	64,767	—	64,767	—
Asset backed securities	8,578,629	—	8,578,629	—
Common stocks	211,600	$211,600	—	—
Preferred securities	1,984,595	1,984,595	—	—
Short-term investments	7,296,040	7,296,040	—	—
Total investments in securities	$213,264,947	$9,492,235	$203,072,181	$700,531
Derivatives:
Assets
Forward foreign currency contracts	$1,032	—	$1,032	—
Swap contracts	842,668	—	842,668	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	729,495	$10,303,458	$13,834,320	$(16,845,593)	$3,439	$416	$100,840	—	$7,296,040
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
14	|